UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2013 (Unaudited)

DWS LifeCompass Retirement Fund
	Shares	Value ($)
Equity - Equity Funds 39.3%
DWS Capital Growth Fund "Institutional" (a)	11,008	847,194
DWS Core Equity Fund "Institutional" (a)	314,966	7,606,427
DWS EAFE Equity Index Fund "Institutional" (a)	178,226	2,621,699
DWS Emerging Markets Equity Fund "Institutional" (a)	69,006	1,138,605
DWS Equity 500 Index Fund "Institutional" (a)	41,013	8,410,624
DWS Global Equity Fund "Institutional" (a)	91,058	733,931
DWS Global Growth Fund "Institutional" (a)	36,695	1,044,333
DWS Global Small Cap Growth Fund "Institutional" (a)	11,853	582,112
DWS Latin America Equity Fund "S" (a)	3,160	95,061
DWS Mid Cap Value Fund "Institutional" (a)	76	1,199
DWS Small Cap Core Fund "S" (a)	85,853	2,335,204
DWS Small Cap Growth Fund "S"* (a)	7,208	255,370
DWS Small Cap Value Fund "Institutional" (a)	5,887	283,951
DWS World Dividend Fund "Institutional" (a)	9,197	263,023

Total Equity - Equity Funds (Cost $20,176,408)		26,218,733
Equity - Exchange-Traded Funds 5.5%
SPDR Barclays Convertible Securities Fund	70,638	3,299,501
SPDR Barclays Short Term High Yield Bond Fund	11,100	343,989

Total Equity - Exchange-Traded Funds (Cost $3,424,197)		3,643,490
Fixed Income - Bond Funds 52.8%
DWS Core Fixed Income Fund "Institutional" (a)	1,008,990	9,827,560
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	241,112	732,981
DWS Enhanced Global Bond Fund "S" (a)	193,954	1,916,261
DWS Floating Rate Fund "Institutional" (a)	216,021	2,043,554
DWS Global Inflation Fund "Institutional" (a)	164,397	1,630,822
DWS High Income Fund "Institutional" (a)	206,371	1,029,793
DWS Short Duration Fund "S" (a)	530,934	4,895,210
DWS U.S. Bond Index Fund "Institutional" (a)	1,257,979	13,095,564

Total Fixed Income - Bond Funds (Cost $35,925,962)		35,171,745
Market Neutral Fund 1.1%
DWS Diversified Market Neutral Fund "Institutional"* (a) (Cost $707,646)	74,064	716,939
Fixed Income - Money Market Fund 1.4%
Central Cash Management Fund, 0.07% (a) (b) (Cost $937,976)	937,976	937,976

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $61,172,189) †	100.1	66,688,883
Other Assets and Liabilities, Net	(0.1)	(82,643)

Net Assets	100.0	66,606,240

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $61,662,513.  At November 30, 2013, net unrealized appreciation for all securities based on tax cost was $5,026,370.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,340,079 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,313,709.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2013 is as follows:

Affiliate	Value ($) at 8/31/2013	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions	Value ($) at 11/30/2013
DWS Capital Growth Fund	1,373,306	—	668,497	144,774	—	—	847,194
DWS Core Equity Fund	5,206,345	1,782,395	95,232	162	17,395	—	7,606,427
DWS Core Fixed Income Fund	16,198,603	111,926	6,612,125	(682,747)	112,199	—	9,827,560
DWS Diversified Market Neutral Fund	746,294	—	23,266	316	—	—	716,939
DWS EAFE Equity Index Fund	4,001,232	28,814	1,834,000	212,976	—	—	2,621,699
DWS Emerging Markets Equity Fund	1,114,914	36,025	128,000	(12,654)	—	—	1,138,605
DWS Enhanced Commodity Strategy Fund	766,633	—	19,000	(7,489)	—	—	732,981
DWS Enhanced Global Bond Fund	1,893,718	12,956	48,000	(1,352)	12,956	—	1,916,261
DWS Equity 500 Index Fund	9,555,418	39,361	2,139,519	388,887	39,361	—	8,410,624
DWS Floating Rate Fund	760,975	1,317,146	35,704	38	12,146	—	2,043,554
DWS Global Equity Fund	601,261	67,000	—	—	—	—	733,931
DWS Global Growth Fund	—	1,045,000	5,747	(57)	—	—	1,044,333
DWS Global High Income Fund	763,277	8,138	790,080	27,017	8,832	—	—
DWS Global Inflation Fund	3,743,563	1,574,813	3,700,000	(322,134)	3,813	—	1,630,822
DWS Global Small Cap Growth Fund	—	575,000	—	—	—	—	582,112
DWS High Income Fund	1,918,113	25,964	957,677	40,980	25,964	—	1,029,793
DWS International Fund	671,161	—	739,741	116,509	—	—	—
DWS Latin America Equity Fund	—	98,000	—	—	—	—	95,061
DWS Mid Cap Value Fund	187,261	—	202,000	58,641	—	—	1,199
DWS Short Duration Fund	2,647,359	2,307,839	65,690	(143)	22,839	—	4,895,210
DWS Small Cap Core Fund	2,354,005	5,499	386,000	57,870	—	—	2,335,204
DWS Small Cap Growth Fund	—	246,000	—	—	—	—	255,370
DWS Small Cap Value Fund	—	273,000	—	—	—	—	283,951
DWS U.S. Bond Index Fund	16,492,615	115,682	3,614,679	(185,061)	116,246	—	13,095,564
DWS World Dividend Fund	—	261,000	—	—	—	—	263,023
Central Cash Management Fund	566,090	11,844,915	11,473,029	—	187	—	937,976
Total	71,562,143	21,776,473	33,537,986	(163,467)	371,938	—	63,045,393

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$26,218,733	$—	$—	$26,218,733
Exchange-Traded Funds	3,643,490	—	—	3,643,490
Bond Funds	35,171,745	—	—	35,171,745
Market Neutral Fund	716,939	—	—	716,939
Money Market Fund	937,976	—	—	937,976
Total	$66,688,883	$—	$—	$66,688,883

There have been no transfers between fair value measurement levels during the period ended November 30, 2013.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2014